Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	2,626,968
Proposed Maximum Offering Price per Unit | $ / shares	0.42
Maximum Aggregate Offering Price	$ 1,103,326.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 168.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Class A Common Stock, par value $0.001 per share (the “Class A Common Stock”), that become issuable under the Healthy Choice Wellness Corp. 2024 Equity Incentive Plan (the “2024 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of Registrant’s Class A Common Stock.Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.40 per share, which is the average of the high and low selling prices of a share of the Registrant’s Class A Common Stock as reported on the NYSE American on July 21, 2025 (such date being within 5 business days prior to the date of filing this Registration Statement).